Summary of Significant Accounting Policies (Details) - USD ($)				3 Months Ended				12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Oct. 15, 2025	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2026	Dec. 30, 2025	Aug. 01, 2025	Dec. 31, 2023	Dec. 30, 2023
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 2,705,000	$ 2,087,400		$ 2,705,000	$ 2,087,400	$ 22,000		$ 2,087,400
Accumulated deficit	(42,820,000)	(33,415,041)		(42,820,000)	(33,415,041)			(33,415,041)
Total current liabilities	340,498,000	102,018,696		340,498,000	102,018,696			102,018,696
Total current assets	290,867,000	59,451,000		290,867,000	59,451,000			59,451,000
Working capital deficit	49,631,000	(42,567,085)		49,631,000	(42,567,085)			(42,567,085)
Contingent consideration	40,753,000	34,839,000		40,753,000	34,839,000			34,839,000
Working Capital Deficit net of Contingent Consideration	8,878,000	(7,728,601)		8,878,000	(7,728,601)			(7,728,601)
Total revenues				328,512,000	21,839,868,000			21,839,868
Net income	9,405,000	918,355		(9,405,000)	918,355,000	(660,000)	(3,270,544,000)	1,050,906	(3,270,544)
Change in fair value of contingent consideration				5,914,000	(3,387,266,000)			3,387,266
Net cash used in operating activities				(523,000)		(220,000)		(1,487,560)
Restricted cash	21,000	21,174		21,000	21,174		0	21,174	0
Gross accounts receivable	233,400,000			233,400,000
Gross Accounts Payable Reciprocal Counterparties	232,500,000			232,500,000
Accounts and Financing Receivable, Allowance for Credit Loss	2,610,000	2,469,251		2,610,000	2,469,251		0	2,469,251	0
Prepaid Expense and Other Assets, Current	4,075,000	5,272,803		4,075,000	5,272,803			5,272,803
Purchase of intangible assets in exchange of issuance of common stock			$ 19,710,000					19,710,000
Capital work-in-progress	331,000	439,000		331,000	439,000			439,000
Intangible assets, net	39,612,000	41,437,559		39,612,000	41,437,559			41,437,559
Contract Assets, Net	793,000	6,474,163		793,000	6,474,163			6,474,163
Contract assets, related party		2,634,000			2,634,000			2,634,000
Contract liabilities	$ 257,000	$ 335,309		257,000	335,309			335,309
Pension plan contributions				2,000	3,711	0		3,711
Foreign currency translation income				$ (87,000)	$ 132,551,000			$ 132,551
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance (in Shares)	3,846,875	3,646,875		3,846,875	3,646,875		6,810,000	3,646,875	6,810,000		3,646,875
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)				6,810,000				3,646,875
Non-controlling interest	$ (222,000)	$ (222,000)		$ (222,000)	$ (222,000)			$ (222,000)
Loss from Operations net of Contingent Consideration								(2,468,911)
Customer Relationships
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life										8 years		7 years
Developed Technology Rights
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life												5 years
Trade Names
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life										4 years		3 years
Common Stock
Summary of Significant Accounting Policies [Line Items]
Net income
Common stock issued pursuant to assets purchase agreement Share (in Shares)				9,000,000				9,000,000
Customer Concentration Risk [Member] | Customer E [Member] | Internally developed software
Summary of Significant Accounting Policies [Line Items]
Concentration percentage				49.00%
Customer Concentration Risk [Member] | Customer F [Member] | Internally developed software
Summary of Significant Accounting Policies [Line Items]
Concentration percentage				22.00%
All Acquisitions
Summary of Significant Accounting Policies [Line Items]
Prepaid Expense and Other Assets, Current	$ 4,075,000	$ 5,272,803		$ 4,075,000	$ 5,272,803		$ 6,500	$ 5,272,803	$ 6,500
Telvantis
Summary of Significant Accounting Policies [Line Items]
Change in fair value of contingent consideration				$ 3,032,000
Telvantis | Customer Relationships
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	8 years	8 years		8 years	8 years			8 years
Telvantis | Trade Names
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	4 years	4 years		4 years	4 years			4 years
42 Telecom
Summary of Significant Accounting Policies [Line Items]
Total revenues								$ 21,839,868
Net income								1,211,954
Change in fair value of contingent consideration				$ 2,882,000
Capital work-in-progress	$ 331,000	$ 439,264		$ 331,000	$ 439,264			$ 439,264
42 Telecom | Customer Relationships
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	7 years	7 years		7 years	7 years			7 years
42 Telecom | Developed Technology Rights
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years	5 years		5 years	5 years			5 years
42 Telecom | Trade Names
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years	3 years		3 years	3 years			3 years
42 Telecom | Internally developed software
Summary of Significant Accounting Policies [Line Items]
Intangible assets, net	$ 417,000	$ 294,157		$ 417,000	$ 294,157			$ 294,157
Minimum | Office Equipment
Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years		3 years	3 years			3 years
Minimum | Computer Equipment
Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years		3 years	3 years			3 years
Minimum | Furniture and Fixtures
Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	8 years	8 years		8 years	8 years			8 years
Maximum | Office Equipment
Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years		5 years	5 years			5 years
Maximum | Computer Equipment
Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years		5 years	5 years			5 years
Maximum | Furniture and Fixtures
Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years		10 years	10 years			10 years